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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1. Name and address of issuer:


    Piper Institutional Funds Inc.

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 2. Name of each series or class of funds for which this notice is filed:

    Institutional Government Adjustable Portfolio

    Institutional Money Market Fund

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 3. Investment Company Act File Number:  811-7320

    Securities Act File Number:  33-53718

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 4. Last day of fiscal year for which this notice is filed:
    9/16/96 for Institutional Government Adjustable Portfolio;
    9/30/96 for Institutional Money Market Fund

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 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
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 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

    N/A


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 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    N/A

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 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


    0

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 9. Number and aggregate sale price of securities sold during the fiscal year:

    228,681,698 Shares; $228,684,214


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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

    228,681,698 Shares; $228,684,214



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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    2,082,979 Shares; $2,126,839
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 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +      $228,684,214
         the fiscal year in reliance on rule 24f-2          -------------------
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +         2,126,839
         with dividend reinvestment plans (from Item 11, ------------------- if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -       241,192,855
         during the fiscal year (if applicable):            -------------------
    (iv) Aggregate price of shares redeemed or repurchased  +                 0
         and previously applied as a reduction to filing ------------------- fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued                    0
         during the fiscal year in reliance on rule 24f-2 ------------------- line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x               N/A
         Securities Act of 1933 or other applicable law or ------------------- regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by                          0
         line (vi)):                                        -------------------

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


  By (Signature and Title)*  /s/ Robert H. Nelson
                           -----------------------------------------------
                             Treasurer, Piper Institutional Funds Inc.
                           -----------------------------------------------

  Date       11/11/96
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*Please print the name and title of the signing officer below the signature.
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                                  November 14, 1996



Piper Institutional Funds Inc.
Piper Jaffray Tower
222 South Ninth Street
Minneapolis, Minnesota 55402

    Re:  Rule 24f-2 Notice for Piper Institutional Funds Inc.
         (File Nos. 33-53718 and 811-7320)

Dear Sir or Madam:

    We have acted as general counsel to Piper Institutional Funds Inc., a Minnesota corporation (the "Company"), in connection with the Company's Registration Statement on Form N-1A (File Nos. 33-53718 and 811-7320). This opinion is addressed to you in connection with a filing by the Company of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purpose of this opinion. Based thereon, we advise you that, in our opinion, the 230,764,677 shares of common stock, $.01 par value per share, sold by the Company during the fiscal period ended September 30, 1996, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Company referred to above.

                   Very truly yours,


                   /s/ Dorsey & Whitney LLP

KLP